Summary of Significant Accounting Policies: Land Leases (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Prepaid Expense, Land Lease	$ 658,312	$ 542,110	$ 70,484
Land Leasehold [Member]
Concentration Risk [Line Items]
Prepaid Expense, Land Lease	$ 206,160	$ 176,800	$ 17,654